Total Equity - Shares Outstanding Rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding (in shares)	26,082,299	26,489,177
Purchases for cancellation (in shares)	(343,871)	(249,361)
Treasury shares acquired (in shares)	(457,603)	(229,189)
Treasury shares reissued (in shares)	146,911	71,672
Interest in subordinate voting shares held through ownership interest in shareholder, beginning balance (in shares)	(799,230)	(799,230)
Interest in subordinate voting shares held through ownership interest in shareholder, ending balance (in shares)	(799,230)	(799,230)
Ending balance, shares outstanding (in shares)	25,427,736	26,082,299
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding (in shares)	1,548,000	1,548,000
Ending balance, shares outstanding (in shares)	1,548,000	1,548,000
Common shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding (in shares)	26,831,069
Ending balance, shares outstanding (in shares)	26,176,506	26,831,069